Significant Transactions OMH Acquisition of OneMain Financial Holding, LLC (Details) $ in Billions	Nov. 15, 2015 USD ($)	Nov. 13, 2015 branch	Nov. 12, 2015 USD ($)
Independence Holding, Inc. | Springfield Financial Cash Services, Inc | Subsidiaries
Business Acquisition [Line Items]
Cash proceeds for revolving demand note			$ 3.4
OneMain
Business Acquisition [Line Items]
Cash consideration	$ 4.5
Number of branches divested | branch		127